CASH AND CASH EQUIVALENTS - (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Redeemable preferred shares
Cash and cash equivalents (note 4)	$ 31,975,000	$ 49,125,000	$ 6,392,000
Spring Valley Acquisition III
Redeemable preferred shares
Cash and cash equivalents (note 4)	$ 1,889,472	$ 749,812